Loss per share	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Loss per share

5.	Loss per share

Basic loss per share amounts are calculated by dividing the net loss for the period from continuing operations, attributable to ordinary equity holders of the parent company, by the weighted average number of ordinary shares outstanding during the period. As the Group made a loss for the period the diluted loss per share is equal to the basic loss per share.

	Six months ended June 30, 2024 unaudited £’000		Six months ended June 30, 2023 unaudited £’000
Numerator
Loss used in basic EPS and diluted EPS:	(3,308)		(3,568)
Denominator
Weighted average number of ordinary shares used in basic EPS	3,280,798,115		99,191,082

Basic and diluted loss per share:	(0.1	)p	(3.6	)p

The Company has considered the guidance set out in IAS 33 in calculating the denominator in connection with the issuance of Pre-Funded, Abeyance Shares, Series A, Series B and Series C warrants as disclosed in note 8. Management have recognised the warrants from the date of grant rather than the date of issue of the corresponding Ordinary Shares when calculating the denominator.

The Group has made a loss in the current and previous periods presented, and therefore the options and warrants are anti-dilutive. As a result, diluted earnings per share is presented on the same basis as basic earnings per share.

8	Loss per share

	2023 £’000		2022 £’000	2021 £’000
Numerator
Loss used in basic EPS and diluted EPS:
Continuing operations	(7,079)		(7,656)	(5,460)
Denominator
Weighted average number of ordinary shares used in basic EPS:	315,849,600		4,941,793	4,027,345
Basic and diluted loss per share:
Continuing operations – pence	(2	)p	(155) p	(136) p

At a General Meeting on 24 March 2023, shareholders approved a consolidation of the Company’s Ordinary Shares on a one for 20 basis. As a result, the par value of the Ordinary Shares was changed from £0.001 per share to £0.02 per share. The denominator has been calculated to reflect the share consolidation in the current and prior periods.

At a General Meeting on 14 June 2023, shareholders approved the subdivision and redesignation of the Company’s Issued Ordinary Shares of £0.02 each into to one Ordinary Share of £0.001 each and 19 ‘B’ Deferred Shares of £0.001 each. The ‘B’ Deferred Shares have limited rights and are effectively valueless. The share sub-division and redesignation did not impact the calculation of the denominator as the number of Issued Ordinary Shares did not change.

During the year the Company issued warrants that were accounted through the Warrant Reserve as detailed in note 21.

The Company has considered the guidance set out in IAS 33 in calculating the denominator in connection with the issuance of Pre-Funded, Series A, Series B and Series C warrants as disclosed in note 21. Management have recognised the warrants from the date of grant rather than the date of issue of the corresponding Ordinary Shares when calculating the denominator.

The Group has made a loss in the current and previous periods presented, and therefore the options and warrants are anti-dilutive. As a result, diluted earnings per share is presented on the same basis as basic earning per share.